SHAREHOLDERS' EQUITY - Additional Information (Detail) - USD ($)	1 Months Ended
	Jun. 30, 2017	Jun. 23, 2017	Mar. 31, 2019	Mar. 31, 2018
Common Stock, Shares, Issued			5,260,831	5,091,071
Common stock, shares, outstanding			5,260,831	5,091,071
Financial instruments subject to mandatory redemption, settlement terms, number of shares			81,701	13,438,929
Founder Shares Forfeited	136,250
Stock Issued	$ 1,362,500
Share Price	$ 10.00
Conversion of Stock, Description	Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination.	Each Unit consists of one Public Share, one right and one redeemable warrant ("Public Warrant"). Each right will convert into one-tenth (1/10) of one ordinary share. Each Public Warrant entitles the holder to purchase one-half (1/2) of one ordinary share at an exercise price of $11.50 per whole share.
Warrants and Rights Subject to Mandatory Redemption [Member]
Share Price	$ 18.00
Class Of Warrant Or Right Redemption Price Of Warrants Or Rights	0.01
Cowen Shares Agreement [Member]
Share Price	$ 12.50
Shares Transfer Terms And Conditions	Cowen Investments has agreed not to transfer, assign or sell any of the Cowen Shares (except to certain permitted transferees) until, with respect to 50% of the Cowen Shares, the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share for any 20 trading days within any 30- trading day period commencing after a Business Combination, and with respect to the remaining 50% of the Cowen Shares, upon one year after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.